OPERATING DATA - Aging of Trade Accounts Receivable (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of provision matrix [line items]
Trade accounts receivables	$ 3,375	$ 3,661
Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	3,685	4,025
Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(310)	(364)	$ (190)	$ (206)
Not past due
Disclosure of provision matrix [line items]
Trade accounts receivables	2,889	3,051
Not past due | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	2,930	3,070
Not past due | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(41)	(19)
Overdue 1-30 days
Disclosure of provision matrix [line items]
Trade accounts receivables	288	302
Overdue 1-30 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	293	303
Overdue 1-30 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(5)	(1)
Overdue 31-60 days
Disclosure of provision matrix [line items]
Trade accounts receivables	79	81
Overdue 31-60 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	80	83
Overdue 31-60 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(2)
Overdue 61-90 days
Disclosure of provision matrix [line items]
Trade accounts receivables	24	43
Overdue 61-90 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	25	44
Overdue 61-90 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(1)	(1)
Overdue 91-180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	41	131
Overdue 91-180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	43	143
Overdue 91-180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	(2)	(12)
More than 180 days
Disclosure of provision matrix [line items]
Trade accounts receivables	54	53
More than 180 days | Gross
Disclosure of provision matrix [line items]
Trade accounts receivables	314	382
More than 180 days | Allowance
Disclosure of provision matrix [line items]
Trade accounts receivables	$ (260)	$ (329)